NYLI Conservative ETF Allocation Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Investment Companies 97.8%
Equity Funds 42.4%
iShares Core MSCI EAFE ETF	52,892	$ 4,974,493
iShares Core MSCI Emerging Markets ETF	19,716	1,430,593
iShares Core S&P 500 ETF	1,555	1,080,772
iShares Core S&P Mid-Cap ETF	14,830	1,018,376
iShares MSCI Emerging Markets ex China ETF	10,735	856,868
Schwab U.S. Mid-Cap ETF	4,835	152,883
Schwab U.S. Small-Cap ETF	95,762	2,876,690
Vanguard Mega Cap ETF	41,970	10,643,172
Vanguard Mid-Cap ETF	5,836	1,727,981
Total Equity Funds (Cost $18,942,473)		24,761,828
Fixed Income Funds 55.4%
Invesco Senior Loan ETF (a)	210,905	4,374,170
iShares 20+ Year Treasury Bond ETF	11,785	1,026,827
iShares Broad USD High Yield Corporate Bond ETF	117,167	4,410,166
iShares Broad USD Investment Grade Corporate Bond ETF	87,036	4,522,390
iShares Core U.S. Aggregate Bond ETF	180,596	18,083,077
Total Fixed Income Funds (Cost $32,140,855)		32,416,630
Total Investment Companies (Cost $51,083,328)		57,178,458
Short-Term Investments 9.5%
Affiliated Investment Company 2.3%
NYLI U.S. Government Liquidity Fund, 3.523% (b)	1,330,566	1,330,566
Unaffiliated Investment Company 7.2%
Invesco Government & Agency Portfolio, 3.682% (b)(c)	4,230,000	4,230,000
Total Short-Term Investments (Cost $5,560,566)		5,560,566
Total Investments (Cost $56,643,894)	107.3%	62,739,024
Other Assets, Less Liabilities	(7.3)	(4,243,165)
Net Assets	100.0%	$ 58,495,859

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $4,148,000. The Fund received cash collateral with a value of $4,230,000.

(b)	Current yield as of January 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,151	$ 8,971	$ (9,791)	$ —	$ —	$ 1,331	$ 76	$ —	1,331

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 24,761,828	$ —	$ —	$ 24,761,828
Fixed Income Funds	32,416,630	—	—	32,416,630
Total Investment Companies	57,178,458	—	—	57,178,458
Short-Term Investments
Affiliated Investment Company	1,330,566	—	—	1,330,566
Unaffiliated Investment Company	4,230,000	—	—	4,230,000
Total Short-Term Investments	5,560,566	—	—	5,560,566
Total Investments in Securities	$ 62,739,024	$ —	$ —	$ 62,739,024

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Moderate ETF Allocation Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Investment Companies 97.7%
Equity Funds 62.5%
iShares Core MSCI EAFE ETF	263,792	$ 24,809,637
iShares Core MSCI Emerging Markets ETF	95,050	6,896,828
iShares Core S&P 500 ETF	5,657	3,931,785
iShares Core S&P Mid-Cap ETF	98,518	6,765,231
iShares MSCI Emerging Markets ex China ETF	37,361	2,982,155
Schwab U.S. Mid-Cap ETF	32,243	1,019,524
Schwab U.S. Small-Cap ETF	315,871	9,488,765
Vanguard Mega Cap ETF	217,693	55,204,768
Vanguard Mid-Cap ETF	38,710	11,461,644
Total Equity Funds (Cost $88,813,884)		122,560,337
Fixed Income Funds 35.2%
Invesco Senior Loan ETF (a)	468,829	9,723,514
iShares 20+ Year Treasury Bond ETF	39,297	3,423,947
iShares Broad USD High Yield Corporate Bond ETF (a)	260,122	9,790,992
iShares Broad USD Investment Grade Corporate Bond ETF	177,426	9,219,055
iShares Core U.S. Aggregate Bond ETF	368,751	36,923,038
Total Fixed Income Funds (Cost $68,348,168)		69,080,546
Total Investment Companies (Cost $157,162,052)		191,640,883
Short-Term Investments 7.2%
Affiliated Investment Company 2.3%
NYLI U.S. Government Liquidity Fund, 3.523% (b)	4,510,712	4,510,712
Unaffiliated Investment Company 4.9%
Invesco Government & Agency Portfolio, 3.682% (b)(c)	9,543,928	9,543,928
Total Short-Term Investments (Cost $14,054,640)		14,054,640
Total Investments (Cost $171,216,692)	104.9%	205,695,523
Other Assets, Less Liabilities	(4.9)	(9,653,488)
Net Assets	100.0%	$ 196,042,035

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $9,350,823. The Fund received cash collateral with a value of $9,543,928.

(b)	Current yield as of January 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,080	$ 20,716	$ (22,285)	$ —	$ —	$ 4,511	$ 247	$ —	4,511

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 122,560,337	$ —	$ —	$ 122,560,337
Fixed Income Funds	69,080,546	—	—	69,080,546
Total Investment Companies	191,640,883	—	—	191,640,883
Short-Term Investments
Affiliated Investment Company	4,510,712	—	—	4,510,712
Unaffiliated Investment Company	9,543,928	—	—	9,543,928
Total Short-Term Investments	14,054,640	—	—	14,054,640
Total Investments in Securities	$ 205,695,523	$ —	$ —	$ 205,695,523

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Growth ETF Allocation Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Investment Companies 97.7%
Equity Funds 82.5%
iShares Core MSCI EAFE ETF	315,118	$ 29,636,848
iShares Core MSCI Emerging Markets ETF	111,124	8,063,158
iShares Core S&P 500 ETF	5,127	3,563,419
iShares Core S&P Mid-Cap ETF	134,203	9,215,720
iShares MSCI Emerging Markets ex China ETF	33,863	2,702,945
Schwab U.S. Mid-Cap ETF	43,835	1,386,063
Schwab U.S. Small-Cap ETF	577,517	17,348,611
Vanguard Mega Cap ETF	232,540	58,969,818
Vanguard Mid-Cap ETF	52,703	15,604,831
Total Equity Funds (Cost $107,345,112)		146,491,413
Fixed Income Funds 15.2%
Invesco Senior Loan ETF (a)	424,924	8,812,924
iShares 20+ Year Treasury Bond ETF	35,617	3,103,309
iShares Broad USD High Yield Corporate Bond ETF	235,762	8,874,082
iShares Broad USD Investment Grade Corporate Bond ETF	23,950	1,244,442
iShares Core U.S. Aggregate Bond ETF	49,766	4,983,069
Total Fixed Income Funds (Cost $26,765,923)		27,017,826
Total Investment Companies (Cost $134,111,035)		173,509,239
Short-Term Investments 7.2%
Affiliated Investment Company 2.3%
NYLI U.S. Government Liquidity Fund, 3.523% (b)	4,089,646	4,089,646
Unaffiliated Investment Company 4.9%
Invesco Government & Agency Portfolio, 3.682% (b)(c)	8,615,005	8,615,005
Total Short-Term Investments (Cost $12,704,651)		12,704,651
Total Investments (Cost $146,815,686)	104.9%	186,213,890
Other Assets, Less Liabilities	(4.9)	(8,634,103)
Net Assets	100.0%	$ 177,579,787

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $8,408,245. The Fund received cash collateral with a value of $8,615,005.

(b)	Current yield as of January 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 5,886	$ 17,802	$ (19,598)	$ —	$ —	$ 4,090	$ 216	$ —	4,090

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 146,491,413	$ —	$ —	$ 146,491,413
Fixed Income Funds	27,017,826	—	—	27,017,826
Total Investment Companies	173,509,239	—	—	173,509,239
Short-Term Investments
Affiliated Investment Company	4,089,646	—	—	4,089,646
Unaffiliated Investment Company	8,615,005	—	—	8,615,005
Total Short-Term Investments	12,704,651	—	—	12,704,651
Total Investments in Securities	$ 186,213,890	$ —	$ —	$ 186,213,890

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Equity ETF Allocation Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Investment Companies 99.6%
Equity Funds 99.6%
iShares Core MSCI EAFE ETF	300,359	$ 28,248,764
iShares Core MSCI Emerging Markets ETF	99,404	7,212,754
iShares Core S&P 500 ETF	4,185	2,908,701
iShares Core S&P Mid-Cap ETF	107,561	7,386,214
iShares MSCI Emerging Markets ex China ETF	18,175	1,450,729
Schwab U.S. Mid-Cap ETF	35,291	1,115,901
Schwab U.S. Small-Cap ETF	698,735	20,989,999
Vanguard Mega Cap ETF (a)	239,690	60,782,987
Vanguard Mid-Cap ETF	42,423	12,561,026
Total Investment Companies (Cost $104,625,918)		142,657,075
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 3.523% (b)	414,734	414,734
Total Short-Term Investment (Cost $414,734)		414,734
Total Investments (Cost $105,040,652)	99.9%	143,071,809
Other Assets, Less Liabilities	0.1	151,654
Net Assets	100.0%	$ 143,223,463

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $25,359. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $26,574.
(b)	Current yield as of January 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 567	$ 10,276	$ (10,428)	$ —	$ —	$ 415	$ 17	$ —	415

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 142,657,075	$ —	$ —	$ 142,657,075
Short-Term Investment
Affiliated Investment Company	414,734	—	—	414,734
Total Investments in Securities	$ 143,071,809	$ —	$ —	$ 143,071,809

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI CBRE Global Infrastructure Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.0%
Australia 0.8%
Atlas Arteria Ltd. (Transportation)	2,261,010	$ 7,825,038
Transurban Group (Transportation)	389,200	3,780,721
		11,605,759
Belgium 0.9%
Elia Group SA/NV (Utilities)	96,262	13,954,939
Canada 6.4%
Canadian National Railway Co. (Transportation)	630,003	60,605,951
Canadian Pacific Kansas City Ltd. (Transportation)	388,572	28,884,998
TC Energy Corp. (Midstream / Pipelines)	130,589	7,657,053
		97,148,002
France 4.9%
Eiffage SA (Transportation)	26,592	3,938,527
Vinci SA (Transportation)	485,735	69,754,049
		73,692,576
Germany 3.1%
E.ON SE (Utilities)	2,253,373	47,718,052
Italy 0.8%
Infrastrutture Wireless Italiane SpA (Communications) (a)	1,329,417	11,724,134
Japan 4.1%
East Japan Railway Co. (Transportation)	261,800	6,585,599
Kansai Electric Power Co., Inc. (The) (Utilities)	1,007,400	16,065,283
Kyushu Electric Power Co., Inc. (Utilities)	1,196,200	13,313,870
West Japan Railway Co. (Transportation)	1,319,826	26,940,620
		62,905,372
Mexico 4.0%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (Transportation)	1,657,239	24,119,864
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	1,313,996	36,076,995
		60,196,859
Netherlands 3.8%
Ferrovial SE (Transportation)	862,975	58,327,321
New Zealand 0.6%
Auckland International Airport Ltd. (Transportation)	1,969,774	9,796,368
Spain 4.6%
Aena SME SA (Transportation)	1,560,222	48,510,002
Cellnex Telecom SA (Communications)	705,289	21,753,092
		70,263,094

	Shares	Value
Common Stocks
Switzerland 1.6%
Flughafen Zurich AG (Registered) (Transportation)	75,846	$ 23,507,796
United Kingdom 5.0%
National Grid plc (Utilities)	922,644	15,585,562
Pennon Group plc (Utilities)	1,629,305	12,183,996
Severn Trent plc (Utilities)	646,385	25,897,601
SSE plc (Utilities)	692,536	22,951,638
		76,618,797
United States 57.4%
AES Corp. (The) (Utilities)	2,489,758	36,474,955
American Tower Corp. (Communications)	134,530	24,118,538
Atmos Energy Corp. (Utilities)	264,973	44,075,609
California Water Service Group (Utilities)	209,869	9,381,144
CenterPoint Energy, Inc. (Utilities)	534,271	21,205,216
Cheniere Energy, Inc. (Midstream / Pipelines)	294,296	62,249,490
Chesapeake Utilities Corp. (Utilities)	79,590	10,241,641
CMS Energy Corp. (Utilities)	590,164	42,190,824
Consolidated Edison, Inc. (Utilities)	71,898	7,666,484
Constellation Energy Corp. (Utilities)	120,821	33,912,038
Entergy Corp. (Utilities)	696,663	66,803,015
Equinix, Inc. (Communications)	51,465	42,249,163
Essential Utilities, Inc. (Utilities)	385,009	14,934,499
NextEra Energy, Inc. (Utilities)	157,864	13,876,246
OGE Energy Corp. (Utilities)	791,042	34,552,715
PG&E Corp. (Utilities)	2,339,808	36,079,839
PPL Corp. (Utilities)	1,451,487	52,616,404
Public Service Enterprise Group, Inc. (Utilities)	768,084	63,259,398
Southern Co. (The) (Utilities)	259,106	23,140,757
Targa Resources Corp. (Midstream / Pipelines)	221,329	44,482,702
Union Pacific Corp. (Transportation)	273,576	64,317,718
WEC Energy Group, Inc. (Utilities)	563,089	62,317,060
Xcel Energy, Inc. (Utilities)	831,155	63,217,649
		873,363,104
Total Common Stocks (Cost $1,383,586,030)		1,490,822,173
Short-Term Investments 1.8%
Affiliated Investment Company 1.6%
United States 1.6%
NYLI U.S. Government Liquidity Fund, 3.523% (b)	24,097,110	24,097,110

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.2%
United States 0.2%
Invesco Government & Agency Portfolio, 3.682% (b)(c)	3,945,453	$ 3,945,453
Total Short-Term Investments (Cost $28,042,563)		28,042,563
Total Investments (Cost $1,411,628,593)	99.8%	1,518,864,736
Other Assets, Less Liabilities	0.2	2,425,661
Net Assets	100.0%	$ 1,521,290,397

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $3,701,592. The Fund received cash collateral with a value of $3,945,453.
(b)	Current yield as of January 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,299	$ 337,123	$ (329,325)	$ —	$ —	$ 24,097	$ 613	$ —	24,097

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,490,822,173	$ —	$ —	$ 1,490,822,173
Short-Term Investments
Affiliated Investment Company	24,097,110	—	—	24,097,110
Unaffiliated Investment Company	3,945,453	—	—	3,945,453
Total Short-Term Investments	28,042,563	—	—	28,042,563
Total Investments in Securities	$ 1,518,864,736	$ —	$ —	$ 1,518,864,736

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI CBRE Real Estate Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Billboards 1.0%
Lamar Advertising Co., Class A	17,376	$ 2,229,515
Community Shopping Centers 3.5%
Brixmor Property Group, Inc.	251,260	6,731,255
Regency Centers Corp.	9,140	666,032
		7,397,287
Enclosed Malls 6.8%
Simon Property Group, Inc.	61,165	11,701,476
Tanger, Inc.	81,442	2,664,782
		14,366,258
Healthcare Facilities 18.8%
American Healthcare REIT, Inc.	72,752	3,412,796
Healthpeak Properties, Inc.	225,058	3,880,000
Omega Healthcare Investors, Inc.	107,935	4,736,188
Ventas, Inc.	35,445	2,753,013
Welltower, Inc.	133,129	25,076,179
		39,858,176
Hotels 2.3%
Host Hotels & Resorts, Inc.	148,346	2,748,851
Sunstone Hotel Investors, Inc.	247,296	2,168,786
		4,917,637
Industrial Properties 13.0%
EastGroup Properties, Inc.	31,832	5,781,964
First Industrial Realty Trust, Inc.	99,697	5,785,417
Prologis, Inc.	121,510	15,864,346
		27,431,727
Net Lease Properties 12.2%
Essential Properties Realty Trust, Inc.	152,354	4,625,468
Getty Realty Corp.	47,179	1,408,765
LXP Industrial Trust	44,426	2,201,308
NETSTREIT Corp. (a)	58,540	1,102,894
Realty Income Corp.	104,401	6,385,165
STAG Industrial, Inc.	145,145	5,444,389
VICI Properties, Inc.	164,718	4,625,281
		25,793,270
Office Buildings 3.1%
COPT Defense Properties	78,314	2,412,854
Cousins Properties, Inc.	66,254	1,672,251
Vornado Realty Trust	74,701	2,381,468
		6,466,573
Residential 9.0%
American Homes 4 Rent, Class A	131,563	4,120,553

	Shares	Value
Common Stocks
Residential
Camden Property Trust	18,175	$ 1,981,984
Centerspace	16,477	1,058,977
Equity LifeStyle Properties, Inc.	16,963	1,071,553
Equity Residential	74,327	4,632,059
UDR, Inc.	135,655	5,039,583
Veris Residential, Inc.	83,176	1,263,443
		19,168,152
Self Storage Property 5.5%
CubeSmart	119,243	4,475,190
Public Storage	25,791	7,123,216
		11,598,406
Technology Datacenters 13.2%
Digital Realty Trust, Inc.	12,876	2,136,772
Equinix, Inc.	23,884	19,607,092
Iron Mountain, Inc.	67,935	6,258,852
		28,002,716
Technology Towers 10.3%
American Tower Corp.	95,344	17,093,272
SBA Communications Corp.	25,773	4,745,067
		21,838,339
Timber 0.9%
Weyerhaeuser Co.	74,930	1,931,696
Total Common Stocks (Cost $194,933,153)		210,999,752
Short-Term Investments 0.7%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 3.523% (b)	1,038,895	1,038,895
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 3.682% (b)(c)	361,914	361,914
Total Short-Term Investments (Cost $1,400,809)		1,400,809
Total Investments (Cost $196,333,962)	100.3%	212,400,561
Other Assets, Less Liabilities	(0.3)	(632,780)
Net Assets	100.0%	$ 211,767,781

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $347,881. The Fund received cash collateral with a value of $361,914.
(b)	Current yield as of January 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 114	$ 24,640	$ (23,715)	$ —	$ —	$ 1,039	$ 28	$ —	1,039

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 210,999,752	$ —	$ —	$ 210,999,752
Short-Term Investments
Affiliated Investment Company	1,038,895	—	—	1,038,895
Unaffiliated Investment Company	361,914	—	—	361,914
Total Short-Term Investments	1,400,809	—	—	1,400,809
Total Investments in Securities	$ 212,400,561	$ —	$ —	$ 212,400,561

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

New York Life Investments Funds Trust
Notes to Portfolios of Investments January 31, 2026 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2026, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.